                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10387
                                    ---------

                           Tax-Managed Value Portfolio
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                October 31, 2003
                                ----------------
                             Date of Fiscal Year End

                                 April 30, 2003
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 3.1%
-----------------------------------------------------------------------
General Dynamics Corp.                        125,000      $  7,758,750
Lockheed Martin Corp.                          50,000         2,502,500
Northrop Grumman Corp.                         50,000         4,397,500
United Technologies Corp.                      50,000         3,090,500
-----------------------------------------------------------------------
                                                           $ 17,749,250
-----------------------------------------------------------------------
Auto Parts and Equipment -- 0.8%
-----------------------------------------------------------------------
BorgWarner, Inc.                               75,000      $  4,400,250
-----------------------------------------------------------------------
                                                           $  4,400,250
-----------------------------------------------------------------------
Banks - Regional -- 12.5%
-----------------------------------------------------------------------
Bank of America Corp.                         175,000      $ 12,958,750
Bank One Corp.                                150,000         5,407,500
FleetBoston Financial Corp.                   175,000         4,641,000
Golden West Financial Corp.                   125,000         9,427,500
M&T Bank Corp.                                 25,000         2,111,750
Wachovia Corp.                                300,000        11,463,000
Washington Mutual, Inc.                       350,000        13,825,000
Wells Fargo & Co.                             250,000        12,065,000
-----------------------------------------------------------------------
                                                           $ 71,899,500
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.9%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)         200,000      $  7,822,000
Comcast Corp., Class A(1)                     275,000         8,775,250
-----------------------------------------------------------------------
                                                           $ 16,597,250
-----------------------------------------------------------------------
Building Products -- 0.5%
-----------------------------------------------------------------------
Lennar Corp.                                   50,000      $  2,712,000
Lennar Corp., Class B                           5,000           267,750
-----------------------------------------------------------------------
                                                           $  2,979,750
-----------------------------------------------------------------------
Chemicals -- 1.9%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              250,000      $ 10,767,500
-----------------------------------------------------------------------
                                                           $ 10,767,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services -- 5.9%
-----------------------------------------------------------------------
ALLTEL Corp.                                  175,000      $  8,200,500
BCE, Inc.                                     350,000         6,937,000
BellSouth Corp.                               300,000         7,647,000
Verizon Communications, Inc.                  300,000        11,214,000
-----------------------------------------------------------------------
                                                           $ 33,998,500
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.9%
-----------------------------------------------------------------------
Diebold, Inc.                                  75,000      $  2,998,500
Hewlett-Packard Co.                           125,000         2,037,500
International Business Machines Corp.         135,000        11,461,500
-----------------------------------------------------------------------
                                                           $ 16,497,500
-----------------------------------------------------------------------
Diversified Manufacturing -- 1.6%
-----------------------------------------------------------------------
Emerson Electric Co.                          125,000      $  6,337,500
Tyco International Ltd.                       200,000         3,120,000
-----------------------------------------------------------------------
                                                           $  9,457,500
-----------------------------------------------------------------------
Electric Utilities -- 6.1%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      150,000      $  8,877,000
Entergy Corp.                                 175,000         8,156,750
Exelon Corp.                                  175,000         9,282,000
FPL Group, Inc.                               150,000         9,130,500
-----------------------------------------------------------------------
                                                           $ 35,446,250
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.3%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            150,000      $  1,734,000
-----------------------------------------------------------------------
                                                           $  1,734,000
-----------------------------------------------------------------------
Financial Services -- 7.5%
-----------------------------------------------------------------------
Citigroup, Inc.                               350,000      $ 13,737,500
Countrywide Financial Corp.                    50,000         3,380,000
Dun & Bradstreet Corp.(1)                      75,000         2,835,000
Fannie Mae                                    100,000         7,239,000
First Data Corp.                              175,000         6,865,250
Freddie Mac                                    75,000         4,342,500
J.P. Morgan Chase & Co.                       175,000         5,136,250
-----------------------------------------------------------------------
                                                           $ 43,535,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Foods -- 2.7%
-----------------------------------------------------------------------
Nestle SA                                      30,000      $  6,124,709
Sara Lee Corp.                                550,000         9,229,000
-----------------------------------------------------------------------
                                                           $ 15,353,709
-----------------------------------------------------------------------
Health Care Services -- 0.6%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          175,000      $  3,484,250
-----------------------------------------------------------------------
                                                           $  3,484,250
-----------------------------------------------------------------------
Household Products -- 3.6%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          200,000      $  9,954,000
Unilever NV                                   175,000        11,019,750
-----------------------------------------------------------------------
                                                           $ 20,973,750
-----------------------------------------------------------------------
Information Technology and Management Consulting -- 0.4%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                    150,000      $  2,403,000
-----------------------------------------------------------------------
                                                           $  2,403,000
-----------------------------------------------------------------------
Insurance -- 6.2%
-----------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                   125,000      $  5,960,000
MetLife, Inc.                                 450,000        12,928,500
Progressive Corp.                             100,000         6,800,000
XL Capital Ltd., Class A                      125,000        10,287,500
-----------------------------------------------------------------------
                                                           $ 35,976,000
-----------------------------------------------------------------------
Investment Services -- 4.9%
-----------------------------------------------------------------------
Franklin Resources, Inc.                      100,000      $  3,488,000
Goldman Sachs Group, Inc.                     100,000         7,590,000
Merrill Lynch & Co., Inc.                     200,000         8,210,000
Morgan Stanley                                200,000         8,950,000
-----------------------------------------------------------------------
                                                           $ 28,238,000
-----------------------------------------------------------------------
Machinery -- 1.1%
-----------------------------------------------------------------------
Deere and Co.                                 150,000      $  6,604,500
-----------------------------------------------------------------------
                                                           $  6,604,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Medical - Drugs -- 4.5%
-----------------------------------------------------------------------
Biovail Corp.(1)                               50,000      $  1,807,500
Cardinal Health, Inc.                         200,000        11,056,000
Pfizer, Inc.                                  175,000         5,381,250
Wyeth                                         175,000         7,617,750
-----------------------------------------------------------------------
                                                           $ 25,862,500
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   500,000      $ 11,465,000
-----------------------------------------------------------------------
                                                           $ 11,465,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.3%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           350,000      $  7,406,000
-----------------------------------------------------------------------
                                                           $  7,406,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      200,000      $  8,880,000
-----------------------------------------------------------------------
                                                           $  8,880,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.9%
-----------------------------------------------------------------------
ConocoPhillips                                250,000      $ 12,575,000
Exxon Mobil Corp.                             125,000         4,400,000
Occidental Petroleum Corp.                    325,000         9,701,250
Royal Dutch Petroleum Co.                     225,000         9,198,000
Total Fina Elf SA ADR                         150,000         9,855,000
-----------------------------------------------------------------------
                                                           $ 45,729,250
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
International Paper Co.                       300,000      $ 10,725,000
-----------------------------------------------------------------------
                                                           $ 10,725,000
-----------------------------------------------------------------------
Publishing -- 2.7%
-----------------------------------------------------------------------
Gannett Co., Inc.                             150,000      $ 11,358,000
McGraw-Hill Co., Inc. (The)                    75,000         4,379,250
-----------------------------------------------------------------------
                                                           $ 15,737,250
-----------------------------------------------------------------------
Restaurants -- 0.6%
-----------------------------------------------------------------------
McDonald's Corp.                              200,000      $  3,420,000
-----------------------------------------------------------------------
                                                           $  3,420,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 5.1%
-----------------------------------------------------------------------
Home Depot, Inc. (The)                        100,000      $  2,813,000
Sears, Roebuck & Co.                          150,000         4,251,000
Staples, Inc.(1)                              100,000         1,904,000
Target Corporation                            275,000         9,196,000
TJX Companies, Inc.                           600,000        11,550,000
-----------------------------------------------------------------------
                                                           $ 29,714,000
-----------------------------------------------------------------------
Specialty Chemicals -- 0.4%
-----------------------------------------------------------------------
Valspar Corp.                                  50,000      $  2,159,500
-----------------------------------------------------------------------
                                                           $  2,159,500
-----------------------------------------------------------------------
Telecommunication Equipment
Manufacturing -- 1.1%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 375,000      $  6,213,750
-----------------------------------------------------------------------
                                                           $  6,213,750
-----------------------------------------------------------------------
Transport - Services -- 1.0%
-----------------------------------------------------------------------
FedEx Corp.                                   100,000      $  5,988,000
-----------------------------------------------------------------------
                                                           $  5,988,000
-----------------------------------------------------------------------
Transportation -- 1.5%
-----------------------------------------------------------------------
Union Pacific Corp.                           150,000      $  8,928,000
-----------------------------------------------------------------------
                                                           $  8,928,000
-----------------------------------------------------------------------
Trucks and Parts -- 0.5%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            50,000      $  2,800,000
-----------------------------------------------------------------------
                                                           $  2,800,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $506,132,083)                          $563,124,209
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
G.E. Capital Corp., 1.36%, 5/1/03            $ 12,970      $ 12,970,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $12,970,000)                        $ 12,970,000
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $519,102,083)                          $576,094,209
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $  1,285,534
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $577,379,743
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $519,102,083)        $576,094,209
Cash                                             1,252
Receivable for investments sold              1,576,634
Interest and dividends receivable              951,581
Prepaid expenses                                 2,004
Tax reclaim receivable                          52,049
------------------------------------------------------
TOTAL ASSETS                              $578,677,729
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,232,980
Payable to affiliate for Trustees' fees          2,796
Accrued expenses                                62,210
------------------------------------------------------
TOTAL LIABILITIES                         $  1,297,986
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $577,379,743
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $520,386,663
Net unrealized appreciation (computed on
   the basis of identified cost)            56,993,080
------------------------------------------------------
TOTAL                                     $577,379,743
------------------------------------------------------

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $113,731)                              $  5,513,379
Interest                                       129,348
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,642,727
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,813,016
Trustees' fees and expenses                      9,065
Custodian fee                                  123,979
Legal and accounting services                   25,696
Miscellaneous                                    3,387
------------------------------------------------------
TOTAL EXPENSES                            $  1,975,143
------------------------------------------------------

NET INVESTMENT INCOME                     $  3,667,584
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,316,426)
   Foreign currency transactions                 3,970
------------------------------------------------------
NET REALIZED LOSS                         $(11,312,456)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 13,200,376
   Foreign currency                             (3,258)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 13,197,118
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  1,884,662
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  5,552,246
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,667,584  $      5,774,040
   Net realized loss                           (11,312,456)      (90,144,892)
   Net change in unrealized
      appreciation (depreciation)               13,197,118        20,856,370
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      5,552,246  $    (63,514,482)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    109,754,302  $    331,362,431
   Withdrawals                                (100,287,512)     (147,934,370)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      9,466,790  $    183,428,061
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     15,019,036  $    119,913,579
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    562,360,707  $    442,447,128
----------------------------------------------------------------------------
AT END OF PERIOD                          $    577,379,743  $    562,360,707
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------
                                  (UNAUDITED)           2002         2001(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)        0.72%         0.70%(2)
   Net investment income                  1.31%(2)        0.99%         0.69%(2)
Portfolio Turnover                          44%            213%           45%
------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.17%          (7.99)%          --
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $577,380        $562,361      $442,447
------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Value Fund held approximately 93.1% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $1,813,016. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $251,337,338 and $238,150,345 respectively, for the six months ended April 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $519,102,083
    ------------------------------------------------------
    Gross unrealized appreciation             $ 59,562,371
    Gross unrealized depreciation               (2,570,245)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 56,992,126
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

INVESTMENT MANAGEMENT

TAX-MANAGED VALUE PORTFOLIO

Officers

Duncan W. Richardson
President

Michael R. Mach
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED VALUE PORTFOLIO

By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President

Date: June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer

Date: June 18, 2003

By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President

Date: June 18, 2003